Other non-current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous non-current liabilities [abstract]
Stock-based compensation	$ 7,879	$ 2,019
Other non-current liabilities	280	807
Total other non-current liabilities	$ 8,159	$ 2,826